Financial risk management objectives and policies - Summary of Maturity Profile of Financial Liabilities of the Group Based on Contractual Undiscounted (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Borrowings (other than CCPS)
Term loan from banks	₨ 582,307	$ 6,816	₨ 565,861
Other Financial Liabilities [Abstract]
Lease liabilities	9,259	108	8,345	$ 98	₨ 6,169	₨ 3,454
Current maturities of long term interest-bearing loans and borrowings	60,384	707	29,803
Purchase consideration payable	44	1	44
Trade Payables [Abstract]
Trade payables	8,173	$ 96	9,094
Borrowings [Member]
Borrowings (other than CCPS)
Non convertible debentures (secured)	58,372		69,346
Compulsorily convertible debentures	55,969		46,351
Optionally convertible debentures	7,797		7,994
Term loan from banks	183,506		189,034
Loans from financial institutions	312,514		307,453
Senior secured notes	161,692		157,976
Short Term Interest Bearing Loans And Borrowings [Member]
Short Term Interest Bearing Loans And Borrowings [Abstract]
Acceptances (secured)	55,488		27,680
Term loan from banks and financial institutions (secured)			1,600
Buyer's / supplier's credit (secured)	6,169		11,123
Working capital term loan (secured)	18,670		11,249
Other Financial Liabilities [Member]
Other Financial Liabilities [Abstract]
Lease liabilities	29,443		28,464
Current maturities of long term interest-bearing loans and borrowings	110,094		81,408
Interest accrued	5,405		2,957
Capital creditors	32,545		40,092
Purchase consideration payable	44		44
Trade Payables [Member]
Trade Payables [Abstract]
Trade payables	8,173		9,094
On demand [member] | Other Financial Liabilities [Member]
Other Financial Liabilities [Abstract]
Current maturities of long term interest-bearing loans and borrowings			680
Less than 3 months [member] | Short Term Interest Bearing Loans And Borrowings [Member]
Short Term Interest Bearing Loans And Borrowings [Abstract]
Acceptances (secured)	41,652		17,822
Term loan from banks and financial institutions (secured)			1,600
Buyer's / supplier's credit (secured)	4,726		9,603
Working capital term loan (secured)	12,030		6,799
Less than 3 months [member] | Other Financial Liabilities [Member]
Other Financial Liabilities [Abstract]
Lease liabilities	176		196
Current maturities of long term interest-bearing loans and borrowings	28,337		17,264
Interest accrued	944		1,160
Capital creditors	32,545		40,092
Purchase consideration payable	44		44
Less than 3 months [member] | Trade Payables [Member]
Trade Payables [Abstract]
Trade payables	8,173		9,094
3 to 12 months [member] | Short Term Interest Bearing Loans And Borrowings [Member]
Short Term Interest Bearing Loans And Borrowings [Abstract]
Acceptances (secured)	13,836		9,858
Buyer's / supplier's credit (secured)	1,443		1,520
Working capital term loan (secured)	6,640		4,450
3 to 12 months [member] | Other Financial Liabilities [Member]
Other Financial Liabilities [Abstract]
Lease liabilities	771		701
Current maturities of long term interest-bearing loans and borrowings	81,757		63,464
Interest accrued	4,461		1,797
1 to 5 years [member] | Borrowings [Member]
Borrowings (other than CCPS)
Non convertible debentures (secured)	50,009		61,883
Compulsorily convertible debentures	15,601		8,064
Optionally convertible debentures	785		785
Term loan from banks	153,906		154,033
Loans from financial institutions	162,887		160,069
Senior secured notes	161,692		157,976
1 to 5 years [member] | Other Financial Liabilities [Member]
Other Financial Liabilities [Abstract]
Lease liabilities	3,353		2,991
> 5 years [member] | Borrowings [Member]
Borrowings (other than CCPS)
Non convertible debentures (secured)	8,363		7,463
Compulsorily convertible debentures	40,368		38,287
Optionally convertible debentures	7,012		7,209
Term loan from banks	29,600		35,001
Loans from financial institutions	149,627		147,384
Senior secured notes	0
> 5 years [member] | Other Financial Liabilities [Member]
Other Financial Liabilities [Abstract]
Lease liabilities	₨ 25,143		₨ 24,576